Attached is one 24F-2 filings representing individual mutual funds belonging to a common trust called the "EVERGREEN MUNICIPAL TRUST."

The fee due on the individual fund is as follows:
Evergreen Municipal Income Fund               $       0






                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Municipal Income Fund
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen Municipal Income Fund

                                        Class A
                                        Class C
                                        Class Y


3.  Investment Company Act File Number:  811-08367

    Securities Act File Number: 333-36033


4(a).  Last day of fiscal year for which this form is filed: March 10, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [x] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                       $ 2,890,729

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                          $ 115,870,613

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                             $           0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                     $ 115,870,613

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                       -$ 112,979,885

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                       $112,979,885


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$  0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$  0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [ ]  Wire Transfer
                [ ]  Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                        By: /s/ Carol A. Kosel
                                           ----------------------------
                                           Carol A. Kosel
                                           Treasurer*


                                        Date: May 26, 2000
                                            ---------------------------